Dividend Payable (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended			6 Months Ended
	Jul. 03, 2014	Apr. 08, 2014	Jan. 07, 2014	Jun. 30, 2014	Jun. 30, 2013	Aug. 11, 2014	May 09, 2014	Feb. 07, 2014	Nov. 08, 2013
Dividends per share						$ 0.05	$ 0.05	$ 0.05	$ 0.05
Payments of Dividends	$ 7,967	$ 7,967	$ 7,220	$ 15,520	$ 6,635
Dividend paid to stock holders of record	7,583	7,583	6,836
Holder of the 1,000 shares Series C preferred stock
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	384	384	384
Holder of the 540 shares Series B and Series D preferred stock
Payments of Ordinary Dividends, Preferred Stock and Preference Stock				$ 333